                    AIM S&P 500 INDEX FUND -- INVESTOR CLASS

                        Supplement dated January 31, 2006
                    to the Prospectus dated October 25, 2005,
                        as supplemented December 8, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     o Jeremy S. Lefkowitz is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

     o William E. Merson, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1982.

     o Maureen Donnellan, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with the advisor, its affiliates and/or predecessors since 1974.

     o Daniel Tsai, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

     o W. Lawson McWhorter, Portfolio Manager, has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2005. In 2004, he was Head Trader for Managed Quantitative Advisors. From 2000 to 2003, he was Managing Partner at Balsam Capital Management, LLC.

     o Anne M. Unflat, Portfolio Manager, has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1988.

         More information on these portfolio managers may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                        Supplement dated January 31, 2006
                    to the Prospectus dated October 25, 2005,
             as supplemented November 14, 2005 and December 8, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS -- S&P 500 INDEX" on page 12 of the prospectus:

"
     o Jeremy S. Lefkowitz is Portfolio Manager and the lead manager of INVESCO Institutional's Structured Products Group ("SPG") Portfolio Management Team which is responsible for the management of all stock selection, tactical asset allocation, and index portfolios. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1982. As the lead manager, Mr. Lefkowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lefkowitz may perform these functions and the nature of these functions, may change from time to time.

     o William E. Merson, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1982.

     o Maureen Donnellan, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with the advisor, its affiliates and/or predecessors since 1974.

     o Daniel Tsai, Portfolio Manager, has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

     o W. Lawson McWhorter, Portfolio Manager, has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2005. In 2004, he was Head Trader for Managed Quantitative Advisors. From 2000 to 2003, he was Managing Partner at Balsam Capital Management, LLC.

     o Anne M. Unflat, Portfolio Manager, has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1988.

         The teams that assist the portfolio managers are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the funds, a description of their compensation structure, and information regarding other accounts they manage."

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                                AIM S&P 500 FUND

                     (SERIES PORTFOLIOS OF AIM STOCK FUNDS)

                        Supplement dated January 31, 2006
       to the Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005


Effective January 31, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM S&P 500 INDEX FUND" on page C-1 of the Statement of Additional Information:

--------------------------------------------------------------------------------
                                              DOLLAR RANGE OF INVESTMENTS
    "NAME OF PORTFOLIO MANAGER                      IN EACH FUND(1)
--------------------------------------------------------------------------------
                           AIM S&P 500 INDEX FUND
--------------------------------------------------------------------------------
Maureen Donnellan                                         None
--------------------------------------------------------------------------------
Jeremy S. Lefkowitz                                       None
--------------------------------------------------------------------------------
W. Lawson McWhorter                                       None
--------------------------------------------------------------------------------
William E. Merson                                         None
--------------------------------------------------------------------------------
Daniel Tsai                                               None
--------------------------------------------------------------------------------
Anne M. Unflat(2)                                         None
--------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Ms. Unflat began serving as portfolio manager on January 31, 2006. Ownership information has been provided as of December 31, 2005."

Also effective January 31, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM S&P 500 INDEX FUND" on pages C-4 and C-5 of the Statement of Additional Information:

--------------------------------------------------------------------------------
                                          NUMBER OF ACCOUNTS MANAGED BY EACH
    "NAME OF PORTFOLIO                       PORTFOLIO MANAGER AND TOTAL
          MANAGER                                 ASSETS BY CATEGORY
--------------------------------------------------------------------------------
                            AIM S&P 500 INDEX FUND
--------------------------------------------------------------------------------
Maureen Donnellan                      19 Unregistered Pooled Investment
                                       Vehicles with $1,591,709,383 in total
                                       assets under management including 1
                                       pooled investment vehicle that pays
                                       performance-based fees with $10,152,327
                                       in total assets under management

                                       59 Other Accounts with $7,294,212,771 in
                                       total assets under management including
                                       12 pooled investment vehicles that pay
                                       performance-based fees with
                                       $1,825,028,708 in total assets under
                                       management
--------------------------------------------------------------------------------
Jeremy Lefkowitz                       2 Registered Mutual Funds with
                                       $1,199,594,656 in total assets under
                                       management

                                       27 Unregistered Pooled Investment
                                       Vehicles with $2,171,095,529 in total
                                       assets under management including 1
                                       pooled investment vehicle that pays
                                       performance-based fees with $10,152,327
                                       in total assets under management

                                       101 Other Accounts with $11,552,813,573
                                       in total assets under management
                                       including 16 pooled investment vehicles
                                       that pay performance-based fees with
                                       $2,990,682,567 in total assets under
                                       management
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          NUMBER OF ACCOUNTS MANAGED BY EACH
    "NAME OF PORTFOLIO                       PORTFOLIO MANAGER AND TOTAL
          MANAGER                                 ASSETS BY CATEGORY
--------------------------------------------------------------------------------
W. Lawson McWhorter(5)                 None
--------------------------------------------------------------------------------
William Merson                         19 Unregistered Pooled Investment
                                       Vehicles with $1,591,709,383 in total
                                       assets under management including 1
                                       pooled investment vehicle that pays
                                       performance-based fees with $10,152,327
                                       in total assets under management

                                       59 Other Accounts with $7,294,212,771 in
                                       total assets under management including
                                       12 pooled investment vehicles that pay
                                       performance-based fees with
                                       $1,825,028,708 in total assets under
                                       management
--------------------------------------------------------------------------------
Daniel Tsai                            19 Unregistered Pooled Investment
                                       Vehicles with $1,591,709,383 in total
                                       assets under management including 1
                                       pooled investment vehicle that pays
                                       performance-based fees with $10,152,327
                                       in total assets under management

                                       59 Other Accounts with $7,294,212,771 in
                                       total assets under management including
                                       12 pooled investment vehicles that pay
                                       performance-based fees with
                                       $1,825,028,708 in total assets under
                                       management
--------------------------------------------------------------------------------
Anne M. Unflat(6)                      None
--------------------------------------------------------------------------------

(5) Mr. McWhorter began serving as a portfolio manager on AIM S&P 500 Index Fund on September 16, 2005. Information on other accounts he manages has been provided as of August 31, 2005.

(6) Ms. Unflat began serving as a portfolio manager on AIM S&P 500 Index Fund on January 31, 2006. Information on other accounts she manages has been provided as of December 31, 2005."